Note 1 - Description of Business and Summary of Significant Accounting Policies 1 (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jan. 01, 2023 USD ($)
Number of Offices	7	8
Number of Operating Segments	1	1
Debt Securities, Available-for-Sale, Allowance for Credit Loss, Excluding Accrued Interest	$ 0	$ 0		$ 0
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss	732,000	628,000
Federal Home Loan Bank Stock	1,210,000	1,040,000	$ 1,758,000
Restricted Investments	1,255,000	1,085,000	1,803,000
Impairment of Investments in Federal Home Loan Bank Stock	0	0	0
Financing Receivable, Accrued Interest, after Allowance for Credit Loss	1,016,000	967,000
Other Real Estate	0	56,000	0
Servicing Liability	55,023,000	55,080,000	57,716,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic (in shares) | shares	1,858,536	1,854,900	1,870,606
Postemployment Retirement Benefits [Member]
Liability, Defined Benefit Plan	$ 842,000	$ 838,000	$ 715,000
Pension and Other Postretirement Benefits Expense (Reversal of Expense), Noncash	5,000	123,000	62,000
Other Correspondent Banks [Member]
Restricted Investments	$ 45,000	$ 45,000	$ 45,000